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                                  July 24, 2006

Via EDGAR and Federal Express
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549-0303
Attn: Mark P. Shuman

                           Re:      Premier Alliance Group, Inc.
                                    Registration Statement on Form SB-2/A
                                    Filed on July 24, 2006
                                    Commission File No. 333-132282

Dear Mr. Shuman:

         We acknowledge receipt of the letter of comment dated July 11, 2006 from the Staff (the "Comment Letter") with regard to the above-referenced matter. We have reviewed the Comment Letter with Premier Alliance Group, Inc. and provide the following in response on the Company's behalf. Unless otherwise indicated, the page references below refer to the marked version of Amendment No. 3 to the Registration Statement on Form SB-2 (the "Registration Statement") filed on the date hereof. The responses are numbered to coincide with the numbering of the comments in the Comment Letter. Capitalized terms used herein and not separately defined have the meanings given to them in the Registration Statement.

General

1. The registration fee table, prospectus cover page, risk factors section on page 6, determination of offering price section, and the plan of distribution section have been revised to provide that the selling security holders will sell at a fixed price of $0.75 per share until the securities are quoted on the OTC Bulletin Board, in conformance with the Staff's comments.

Selling Securityholders

2. The Company has recently been informed that two selling securityholders (Mel Feldman and Justyn Seth Feldman) are affiliated with The GMS Group, LLC, an NASD registered broker-dealer. They purchased the securities in the ordinary course of business for investment purposes without a view to distribute the shares. In light of this information, and pursuant to the Staff's comments, the Company has contacted each selling securityholder, or their representative, to confirm that no other selling securityholders are broker-dealers or affiliated with any broker-dealers. The Company is confident that the information disclosed is accurate based on these representations.

Business

3. On page 24, the Company has expanded its description of the services it provides to Wachovia, including explaining that "contract resource" means the individual consultant the Company provides to the bank, and that Wachovia's internal audits rank the Company's performance.

Summary Compensation Table

4. The Summary Compensation Table on page 31 has been revised to conform to the Staff's comments.


         The Staff is invited to contact the undersigned with any comments or questions it may have. Thank you for your patience and cooperation.


                                         Very truly yours,

                                        /s/ Michael H. Freedman